Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events

Note 18 – Subsequent events

The Group has assessed all events from December 31, 2024, up through the date that these consolidated financial statements are available to be issued.

On January 23, 2025, the proposed acquisition of Ohmyhome Property Inc. was subsequently completed and Ohmyhome Property Inc. has become a fully owned subsidiary of Ohmyhome (BVI) Limited.

On March 10, 2025, the Company has effect a reverse stock split of the Company’s ordinary shares, with the split ratio set at 1-for-10. The reverse stock split was approved by the Company’s shareholders at a special meeting held on January 24, 2025. Ohmyhome Ltd ordinary shares began trading on an adjusted basis, reflecting the reverse stock split, under the existing ticker symbol “OMH.”

On March 18, 2025, the Company has filed a registration statement form F-3 that allowed the Company to, from time to time in one ore more offerings, offer and sell up to $300,000,000 in the aggregate of Ordinary Shares, preferred shares, warrants, units and rights to purchase Ordinary Shares, preferred shares, debt securities, rights or any combination of the foregoing, and has received the notice of effectiveness on March 19, 2025.

Aside to the above, there are no material subsequent events that require disclosure in these consolidated financial statements.